Inverse Russell 2000 Strategy Fund Expense Example - Class A and Class C [Member] - Inverse Russell 2000 Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 352
Expense Example, with Redemption, 3 Years	810
Expense Example, with Redemption, 5 Years	1,395
Expense Example, with Redemption, 10 Years	2,980
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	642
Expense Example, with Redemption, 3 Years	1,021
Expense Example, with Redemption, 5 Years	1,425
Expense Example, with Redemption, 10 Years	$ 2,550